Prepaid expenses and others	12 Months Ended
Dec. 31, 2020
15. Prepaid expenses and others	Prepaid expenses and others consist of the following:
	As at December 31,
	2019	2020
	RMB’000	RMB’000

Prepaid expenses	295	809
Total	295	809